INVESTMENT SECURITIES - Summary of the estimated fair value and related unrealized losses segregated by category (Details 1) - USD ($) $ in Thousands		Jun. 30, 2015	Jun. 30, 2014
Schedule Of Available-For-Sale Securities and Held-To-Maturity Securities [Line Items]
Temporarily impaired available-for-sale securities, less than 12 months fair value		$ 2,430	$ 2,370
Temporarily impaired available-for-sale securities, less than 12 months unrealized losses		1	1
Temporarily impaired available-for-sale securities, 12 months or more fair value		6,195	10,070
Temporarily impaired available-for-sale securities, 12 months or more unrealized losses		804	903
Temporarily impaired available-for-sale securities, fair value		8,625	12,440
Temporarily impaired available-for-sale securities, unrealized losses		805	904
Temporarily impaired held-to-maturity securities, less than 12 months fair value		48,498	32,063
Temporarily impaired held-to-maturity securities, less than 12 months unrealized losses		265	104
Temporarily impaired held-to-maturity, 12 months or more fair value		12,630	49,841
Temporarily impaired held-to-maturity, 12 months or more unrealized losses		327	962
Temporarily impaired held-to-maturity, fair value		61,128	81,904
Temporarily impaired held-to-maturity, unrealized losses		592	1,066
Temporarily-impaired and other-than-temporarily impaired securities, less than 12 months fair value		51,491	34,433
Temporarily-impaired and other-than-temporarily impaired securities, less than 12 months unrealized losses		272	105
Temporarily-impaired and other-than-temporarily impaired securities, 12 months or more fair value		21,826	63,212
Temporarily-impaired and other-than-temporarily impaired securities, 12 months or more unrealized losses		1,486	2,247
Temporarily impaired and other than temporary impaired debt securities, fair value		73,317	97,645
Temporarily impaired and other than temporary impaired debt securities, unrealized losses		$ 1,758	$ 2,352
Debt securities | U.S. Government and government-sponsored securities
Schedule Of Available-For-Sale Securities and Held-To-Maturity Securities [Line Items]
Temporarily impaired available-for-sale securities, less than 12 months fair value
Temporarily impaired available-for-sale securities, less than 12 months unrealized losses
Temporarily impaired available-for-sale securities, 12 months or more fair value		$ 991	$ 976
Temporarily impaired available-for-sale securities, 12 months or more unrealized losses		9	24
Temporarily impaired available-for-sale securities, fair value		991	976
Temporarily impaired available-for-sale securities, unrealized losses		9	24
Temporarily impaired held-to-maturity securities, less than 12 months fair value		2,251	1,004
Temporarily impaired held-to-maturity securities, less than 12 months unrealized losses		$ 4	1
Temporarily impaired held-to-maturity, 12 months or more fair value			3,229
Temporarily impaired held-to-maturity, 12 months or more unrealized losses			27
Temporarily impaired held-to-maturity, fair value		$ 2,251	4,233
Temporarily impaired held-to-maturity, unrealized losses		$ 4	$ 28
Debt securities | Corporate bonds and other securities
Schedule Of Available-For-Sale Securities and Held-To-Maturity Securities [Line Items]
Temporarily impaired available-for-sale securities, less than 12 months fair value
Temporarily impaired available-for-sale securities, less than 12 months unrealized losses
Temporarily impaired available-for-sale securities, 12 months or more fair value		$ 5,204	$ 5,163
Temporarily impaired available-for-sale securities, 12 months or more unrealized losses		795	836
Temporarily impaired available-for-sale securities, fair value		5,204	5,163
Temporarily impaired available-for-sale securities, unrealized losses		795	836
Debt securities | U.S. Government-sponsored and guaranteed mortgage-backed securities
Schedule Of Available-For-Sale Securities and Held-To-Maturity Securities [Line Items]
Temporarily impaired available-for-sale securities, less than 12 months fair value		2,430	2,370
Temporarily impaired available-for-sale securities, less than 12 months unrealized losses		$ 1	1
Temporarily impaired available-for-sale securities, 12 months or more fair value			3,931
Temporarily impaired available-for-sale securities, 12 months or more unrealized losses			43
Temporarily impaired available-for-sale securities, fair value		$ 2,430	6,301
Temporarily impaired available-for-sale securities, unrealized losses		1	44
Temporarily impaired held-to-maturity securities, less than 12 months fair value		46,247	31,059
Temporarily impaired held-to-maturity securities, less than 12 months unrealized losses		261	103
Temporarily impaired held-to-maturity, 12 months or more fair value		12,630	46,612
Temporarily impaired held-to-maturity, 12 months or more unrealized losses		327	935
Temporarily impaired held-to-maturity, fair value		58,877	77,671
Temporarily impaired held-to-maturity, unrealized losses		588	$ 1,038
Debt securities | Non-agency mortgage-backed securities
Schedule Of Available-For-Sale Securities and Held-To-Maturity Securities [Line Items]
Other-than-temporarily impaired debt securities, less than 12 months fair value	[1]	563
Other-than-temporarily impaired debt securities, less than 12 months unrealized losses	[1]	6
Other-than-temporarily impaired debt securities, 12 months or more fair value	[1]	3,001	$ 3,301
Other-than-temporarily impaired debt securities, 12 months or more unrealized losses	[1]	355	382
Other than temporary impaired debt securities, fair value	[1]	3,564	3,301
Other than temporary impaired debt securities, unrealized losses	[1]	$ 361	$ 382

[1]	Includes other-than-temporary impaired available-for-sale debt securities in which a portion of the other-than-temporary impairment loss remains in accumulated other comprehensive loss.